Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Accounts receivable, due to allowances for credit losses and sales returns	$ 35,563	$ 32,600
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,099,469	894,666
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	67,842	90,306
Share-based compensation expense	116,939	72,925
Section 163(j) interest	3,450	101,682
Research and experimental expenditures, due to capitalization for tax purposes	85,419	0
Net operating loss carryforwards	2,494,887	3,156,960
Plant and equipment, due to differences in depreciation and capital gain recognition	43,229	13,822
Other	8,122	23,223
Total gross deferred tax assets	3,954,920	4,386,184
Valuation allowance	(3,954,920)	(4,386,184)
Net deferred tax assets	$ 0	$ 0